Crawford Dividend Growth Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Crawford Dividend Growth Fund (the “Fund”) is total return. Total return is comprised of both capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Crawford Dividend Growth Fund Class R
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Crawford Dividend Growth Fund Class R
Management Fees		0.50%
Distribution and Shareholder Service (12b-1) Fees		none
Other Expenses	[1]	0.82%
Total Annual Fund Operating Expenses		1.32%
Fee Waiver/Expense Reimbursement	[2]	(0.09%)
Total Annual Fund Operating Expenses, After Fee Waiver /Expense Reimbursement		1.23%
[1]	"Other Expenses" are estimated for the first year of operations. "Total Annual Operating Expenses" for Class R Shares have been estimated based on the advisor's agreement to cap certain expenses at 0.98%, plus an administrative services fee of 0.25%, which is excluded from the expense cap, for a total of 1.23%.
[2]	The Fund's advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any 12b-1 fees; any indirect expenses, such as expenses incurred by other investment companies in which the Fund may invest; and extraordinary litigation expenses) do not exceed 0.98% of the Fund's average daily net assets through April 30, 2013. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver or reimbursement by the advisor is subject to recoupment by the advisor within three years, provided that the Fund is able to make the repayment without exceeding the applicable expense cap.

Expense Example

This Example is intended to help you compare the cost of investing in Class R shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Class R shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class R operating expenses remain the same. Only the 1 year number shown below reflects the Advisor's agreement to waive fees and/or reimburse Fund expenses.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Crawford Dividend Growth Fund Class R	125	409	715	1,582

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.47% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests primarily in common stocks of large capitalization companies that demonstrate a consistent pattern of earnings and dividend growth when, in the opinion of the Fund’s advisor, Crawford Investment Counsel, Inc., (the “Advisor”) the companies’ market prices do not reflect their true values. The Advisor utilizes a bottom-up approach to stock selection, focusing on company fundamentals. The Advisor seeks high quality companies with strong balance sheets, predictable earnings and cash flow growth and a history of dividend growth. The Advisor’s goal is to identify undervalued companies with above-average total return potential.

The Advisor’s investment discipline is value-oriented and emphasizes fundamental research and long-term decision making. When selecting portfolio companies, the Advisor’s research process starts with a universe of companies that have at least a ten-year history of paying and/or growing dividends. The Advisor then selects a portfolio of undervalued companies that present an attractive trade-off between risk and return. The Advisor seeks to buy high quality securities at attractive valuations and identifies a catalyst that is expected to produce superior return.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. The Fund may invest its assets in equity securities of foreign issuers, directly or indirectly through American Depositary Receipts (“ADRs”) or other types of depositary receipts. ADRs are receipts, issued by domestic banks, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs may be sponsored or unsponsored.

The Fund is a non-diversified fund, which means that the Fund may take larger positions in a smaller number of companies than a diversified mutual fund. Certain economic sectors may be overweighted compared to others because the Advisor seeks the best investment opportunities regardless of sector.The Advisor intends to purchase securities only for the long-term. As a result, the Advisor believes the Fund will have low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the Advisor deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
       Market Risk. Market risk involves the possibility that the Fund’s investments in equity securities will decline because of falls in the stock market.
       Value Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Advisor believes are their full market values.
       Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
       Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results.
       Foreign Securities Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets.
       Non-Diversification Risk. As a non-diversified fund, the Fund may invest a greater percentage of its assets in a particular issuer compared with diversified funds.
       Sector Risk. To the extent that the Fund focuses in one or more industry sectors, factors affecting those sectors could affect Fund performance.
       Investment Company Securities Risk. When the Fund invests in another investment company, such as a money market mutual fund, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company.

Performance
The bar chart below shows how the Fund’s Class I1 investment results have varied from year to year. The table below shows how the Fund’s Class I average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in Class I shares of the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were:

Best Quarter:                                                                                                                   4th Quarter, 2010, 12.70%
Worst Quarter:                                                                                                               4th Quarter, 2008, -20.78%

[1] Returns are shown for Class I shares of the Fund, without adjusting for the expenses of the new Class R shares. Class I shares were first offered to the public on January 5, 2004 and are not offered in this prospectus. Class R shares would have had substantially similar annual returns during the periods presented because all shareholders are invested in the same portfolio of securities. Class R returns will differ only to the extent that the classes have different expenses.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Crawford Dividend Growth Fund	One Year	Five Years	Since Inception	Inception Date
Class I shares	(0.31%)	(0.76%)	2.52%	Jan. 05, 2004
Class I shares Return After Taxes on Distributions	(0.89%)	(1.46%)	1.90%	Jan. 05, 2004
Class I shares Return After Taxes on Distributions and Sale of Fund Shares	(0.21%)	(1.01%)	1.83%	Jan. 05, 2004
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	3.51%	Jan. 05, 2004
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	0.39%	(2.64%)	3.70%	Jan. 05, 2004

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (800) 431-1716, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.crawfordinvestment.com.